Stockholders' equity - Additional Information (Detail)						5 Months Ended	12 Months Ended
	Mar. 15, 2024 Day $ / shares	Feb. 22, 2024 $ / shares	Aug. 24, 2023 $ / shares	Jul. 05, 2023 USD ($) $ / shares shares	Jun. 21, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 15, 2024 USD ($)
Class of Stock [Line Items]
Common stock authorized						500	2,000,000,000
Common stock per share value | $ / shares						$ 0.0001	$ 0.01
Preferred stock authorized							200,000,000
Preferred stock per share value | $ / shares							$ 0.01
Common stock shares issued						500	87,423
Number of days from the closing bid price of common stock			30 days
Number of grace period days applicable to regain compliance			180 days
Due date declared to regain compliance		Aug. 19, 2024	Feb. 20, 2024
Warrants							No
Preferred stock, convertible, conversion price | $ / shares				$ 105
Adjusted down round deemed dividends preferred stock | $							$ 171,968
Dividends preferred stock | $							404,167
Payments of ordinary dividends preferred stock and preference stock | $							241,667
Ordinary Shares [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 0.1
Number of trading days from the closing bid price of common stock | Day	10
Subsequent Event [Member]
Class of Stock [Line Items]
Number of grace period days applicable to regain compliance		180 days
Series A Perpetual Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Fair value portion of investments | $							$ 12,636,000
Class A warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares				$ 0.01
Class of warrant or right issued				4,765,000
Warrants and rights outstanding | $				$ 4,400,000
CommonStockSharesIssued							47,650
Class A warrants exercised | $							$ 0
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Pre funded warrants to purchase				44,150
Nasdaq Capital Market [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 1	$ 1
Capital stock [Member]
Class of Stock [Line Items]
Common stock shares issued							31,826
CommonStockSharesIssued						500
Capital stock [Member] | Pre Funded Warrants [Member]
Class of Stock [Line Items]
CommonStockSharesIssued				3,500
Preferred stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued							600,000
5.00% Series A Perpetual Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock per share value | $ / shares					$ 0.01
Preferred stock shares issued					600,000
Preferred stock, dividend rate, percentage					5.00%
Preferred stock, liquidation preference per share | $ / shares					$ 25
Percentage preferred stock conversion basis					150.00%
Preferred stock conversion price					350.00%
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Percentage of voting rights							49.99%
Temporary equity dividend rate							5.00%
Dividends payable | $								$ 162,500
Temporary equity, shares outstanding							600,000